Debt and Equity Securities - Maturity of Amortized Cost and Estimated Market Value of AFS (Detail) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Amortized Cost
Due in one year or less	$ 2,230
Due after one year through five years	22,971
Due after five years through ten years	76,604
Due after ten years	18,969
Amortized Cost	120,774
Mortgage and asset-backed securities	174,909
Amortized Cost	295,683	$ 338,449
Estimated Market Value
Due in one year or less	2,234
Due after one year through five years	22,409
Due after five years through ten years	73,184
Due after ten years	18,215
Securities Available-For-Sale	116,042
Mortgage and asset-backed securities	169,210
Securities Available-For-Sale	$ 285,252